Schedule of Investments (unaudited)	iShares® Latin America 40 ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 42.0%
Ambev SA, ADR	10,079,026	$27,414,951
B3 SA - Brasil, Bolsa, Balcao	13,811,862	34,510,623
Banco do Brasil SA	3,244,527	20,990,208
CCR SA	2,509,507	5,149,697
Centrais Eletricas Brasileiras SA	2,883,569	22,920,577
Localiza Rent a Car SA	1,716,112	17,040,557
Lojas Renner SA	2,240,698	8,684,581
Magazine Luiza SA(a)	6,432,436	3,337,040
Natura & Co. Holding SA	1,914,990	4,161,556
Pagseguro Digital Ltd., Class A(a)(b)	457,794	4,001,120
Petroleo Brasileiro SA, ADR(b)	4,252,361	45,287,645
Rede D’Or Sao Luiz SA(c)	2,010,125	11,228,804
Vale SA, ADR	8,846,795	150,130,111
WEG SA	3,326,852	24,167,202
		379,024,672
Chile — 7.4%
Banco de Chile	99,274,399	10,299,024
Banco Santander Chile, ADR	355,316	5,628,205
Cencosud SA	2,944,608	4,842,591
Empresas CMPC SA	2,514,008	4,196,385
Empresas COPEC SA	831,815	6,206,375
Enel Americas SA	44,133,884	5,905,330
Falabella SA	1,708,001	3,327,458
Sociedad Quimica y Minera de Chile SA, ADR(b)	326,407	26,060,335
		66,465,703
Colombia — 2.0%
Bancolombia SA, ADR	258,328	7,372,681
Ecopetrol SA, ADR	563,824	5,903,238
Interconexion Electrica SA ESP	1,005,462	4,398,687
		17,674,606
Mexico — 24.3%
America Movil SAB de CV, Series L, NVS	43,673,600	39,624,830
Cemex SAB de CV, NVS(a)	34,596,115	13,990,064
Fibra Uno Administracion SA de CV	6,568,100	7,738,874
Fomento Economico Mexicano SAB de CV	4,198,400	32,668,945
Grupo Bimbo SAB de CV, Series A	3,141,200	13,276,332
Grupo Financiero Banorte SAB de CV, Class O	5,667,400	40,691,039
Grupo Mexico SAB de CV, Series B	7,116,900	24,984,842
Grupo Televisa SAB, CPO	5,782,500	5,258,302
Wal-Mart de Mexico SAB de CV	11,573,100	40,735,839
		218,969,067
Peru — 3.6%
Credicorp Ltd.	155,309	21,069,219
Southern Copper Corp.	194,357	11,737,219
		32,806,438

Total Common Stocks — 79.3%
(Cost: $812,249,684)		714,940,486
Security	Shares	Value

Preferred Stocks

Brazil — 18.6%
Banco Bradesco SA, Preference Shares, ADR	12,158,872	$35,017,551
Gerdau SA, Preference Shares, ADR(b)	2,366,319	13,109,407
Itau Unibanco Holding SA, Preference Shares, ADR(b)	11,074,994	52,163,222
Itausa SA, Preference Shares, NVS	11,680,108	18,780,751
Petroleo Brasileiro SA, Preference Shares, ADR	5,249,336	48,766,332
		167,837,263

Total Preferred Stocks — 18.6%
(Cost: $267,190,687)		167,837,263

Rights

Brazil — 0.0%
Localiza Rent a Car SA, (Expires 02/07/23)(a)	7,516	15,317

Total Rights — 0.0%
(Cost: $—)		15,317

Total Long-Term Investments — 97.9%
(Cost: $1,079,440,371)		882,793,066

Short-Term Securities

Money Market Funds — 6.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(d)(e)(f)	45,619,380	45,633,066
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(d)(e)	8,070,000	8,070,000

Total Short-Term Securities — 6.0%
(Cost: $53,687,427)		53,703,066

Total Investments — 103.9%
(Cost: $1,133,127,798)		936,496,132

Liabilities in Excess of Other Assets — (3.9)%		(35,275,560)

Net Assets — 100.0%		$901,220,572

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Latin America 40 ETF
December 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$23,454,989	$22,193,335	(a)	$—	$(22,078)	$6,820	$45,633,066	45,619,380	$86,552	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,600,000	4,470,000	(a)	—	—	—	8,070,000	8,070,000	62,319		—
					$(22,078)	$6,820	$53,703,066		$148,871		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Bclear MSCI Brazil Index	327	03/17/23	$15,748	$204,576
Mexican BOLSA Index	58	03/17/23	1,454	(80,651)
				$123,925

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Latin America 40 ETF
December 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$555,023,496	$159,916,990	$—	$714,940,486
Preferred Stocks	149,056,512	18,780,751	—	167,837,263
Rights	15,317	—	—	15,317
Money Market Funds	53,703,066	—	—	53,703,066
	$757,798,391	$178,697,741	$—	$936,496,132
Derivative financial instruments(a)
Assets
Futures Contracts	$204,576	$—	$—	$204,576
Liabilities
Futures Contracts	(80,651)	—	—	(80,651)
	$123,925	$—	$—	$123,925

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

NVS	Non-Voting Shares

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